UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
c/o U.S. Bank Global Fund Services
2020 E. Financial Way, Suite 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914 - 7363
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: March 31, 2019

Item 1. Schedule of Investments.

Trillium Mutual Funds
Trillium P21 Global Equity Fund
SCHEDULE OF INVESTMENTS at March 31, 2019 (Unaudited)

Shares		Value
COMMON STOCKS: 95.3%
Automobiles & Components: 1.6%
30,000	Aptiv PLC (Ireland)	$2,384,700
640,000	BYD Co. Ltd. (China)	3,869,593
20,000	Cie Generale des Etablissements Michelin SCA (France)	2,362,893
		8,617,186
Banks: 8.3%
288,160	Amalgamated Bank (United States)	4,509,704
475,000	Banco Bilbao Vizcaya Argentaria SA (Spain)	2,714,085
12,500,000	Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	3,629,505
150,000	DNB ASA (Norway)	2,762,970
7,000,000	Equity Group Holdings Ltd. (Kenya)	2,886,782
175,000	Hang Seng Bank Ltd. (Hong Kong)	4,321,258
44,000	HDFC Bank Ltd. - ADR (India)	5,100,040
37,000	PNC Financial Services Group, Inc. (United States)	4,538,420
110,000	Sumitomo Mitsui Trust Holdings, Inc. (Japan)	3,953,302
19,600	SVB Financial Group (United States) (a)	4,358,256
95,000	The Toronto Dominion Bank (Canada)	5,155,386
		43,929,708
Capital Goods: 8.5%
150,000	Assa Abloy AB (Sweden)	3,237,350
110,000	Atlas Copco AB - Class A (Sweden)	2,959,113
63,000	Daifuku Co. Ltd. (Japan)	3,295,484
200,000	Epiroc AB (Sweden)	2,019,931
35,000	Ferguson PLC (Switzerland)	2,229,198
6,700	Geberit AG (Switzerland)	2,740,235
47,000	Hexcel Corp. (United States)	3,250,520
35,000	Ingersoll-Rand PLC (Ireland)	3,778,250
60,000	Kingspan Group PLC (Ireland)	2,780,225
35,900	Nidec Corp. (Japan)	4,571,324
111,000	Quanta Services, Inc. (United States)	4,189,140
21,000	Rockwell Automation, Inc. (United States)	3,684,660
28,500	Siemens AG (Germany)	3,064,975
500,000	Zhuzhou CRRC Times Electric Co. Ltd. (China)	2,960,018
		44,760,423
Commercial & Professional Services: 3.1%
3,425,926	China Everbright International Ltd. (Hong Kong)	3,489,542
72,000	Herman Miller, Inc. (United States)	2,532,960
170,000	Recruit Holdings Co. Ltd. (Japan)	4,873,979
51,000	Waste Management, Inc. (United States)	5,299,410
		16,195,891

Consumer Durables & Apparel: 3.1%
25,371	EssilorLuxottica SA (France)	2,760,626
7,500	Kering SA (France)	4,302,038
70,000	Nike, Inc. - Class B (United States)	5,894,700
400,000	Panasonic Corp. (Japan)	3,448,840
		16,406,204
Consumer Services: 2.0%
23,000	Bright Horizons Family Solutions, Inc. (United States) (a)	2,923,530
177,884	Compass Group PLC (United Kingdom)	4,185,349
29,000	Marriott International, Inc. - Class A (United States)	3,627,610
		10,736,489
Diversified Financials: 4.2%
90,000	Bank of New York Mellon Corp. (United States)	4,538,700
375,000	FirstRand Ltd. (South Africa)	1,642,006
110,000	Hannon Armstrong Sustainable Infrastructure Capital, Inc. - REIT (United States) (b)	2,820,400
76,300	Intercontinental Exchange, Inc. (United States)	5,809,482
37,000	MSCI, Inc. (United States)	7,357,080
		22,167,668
Food & Staples Retailing: 1.8%
270,000	Jeronimo Martins, SGPS, SA (Portugal)	3,986,667
209,000	Koninklijke Ahold Delhaize NV (Netherlands)	5,564,393
		9,551,060
Food, Beverage & Tobacco: 2.4%
41,000	Danone SA (France)	3,157,054
175,000	Darling Ingredients, Inc. (United States) (a)	3,788,750
37,000	McCormick & Co., Inc. (United States) (b)	5,573,310
		12,519,114
Health Care Equipment & Services: 6.1%
20,000	Cochlear Ltd. (Australia)	2,466,050
31,000	Coloplast A/S - Class B (Denmark)	3,402,890
24,000	Covetrus, Inc. (United States) (a)	764,400
62,000	CVS Health Corp. (United States)	3,343,660
25,000	Edwards Lifesciences Corp. (United States) (a)	4,783,250
300,000	Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	3,211,545
60,000	Henry Schein, Inc. (United States) (a)	3,606,600
75,000	Koninklijke Philips NV (Netherlands)	3,064,333
40,000	Medtronic PLC (Ireland)	3,643,200
67,000	Sysmex Corp. (Japan)	4,058,630
		32,344,558
Household & Personal Products: 3.0%
117,000	Essity AB - Class B (Sweden)	3,376,424
40,000	Kao Corp. (Japan)	3,157,066
18,000	L'Oreal SA (France)	4,847,268
76,000	Unilever NV - Dutch Cert (Netherlands)	4,430,929
		15,811,687
Insurance: 3.0%
420,000	AIA Group Ltd. (Hong Kong)	4,199,903
18,000	Allianz SE (Germany)	4,011,276
510,000	Aviva PLC (United Kingdom)	2,742,504
35,000	The Travelers Companies, Inc. (United States)	4,800,600
		15,754,283
Materials: 5.8%
40,000	Air Liquide (France)	5,090,481
108,000	Ball Corp. (United States)	6,248,880
57,300	Croda International PLC (United Kingdom)	3,764,503
43,000	Ecolab, Inc. (United States)	7,591,220
72,100	Johnson Matthey PLC (United Kingdom)	2,956,771
550,000	Klabin SA (Brazil)	2,385,227
61,000	Novozymes A/S - Class B (Denmark)	2,805,439
		30,842,521

Media & Entertainment: 2.6%
9,150	Alphabet, Inc. - Class A (United States) (a)	10,768,543
150,000	RELX PLC (United Kingdom)	3,209,908
		13,978,451

Pharmaceuticals, Biotechnology & Life Sciences: 6.6%
23,600	CSL Ltd. (Australia)	3,274,560
87,000	Gilead Sciences, Inc. (United States)	5,655,870
78,500	Merck & Co., Inc. (United States)	6,528,845
30,000	Merck KGaA (Germany)	3,425,145
80,000	Novo-Nordisk A/S - Class B (Denmark)	4,181,230
19,800	Roche Holdings AG (Switzerland)	5,455,987
25,300	Waters Corp. (United States) (a)	6,368,263
		34,889,900
Real Estate: 2.7%
300,000	British Land Co. PLC - REIT (United Kingdom)	2,303,302
120,000	Daiwa House Industry Co. Ltd. (Japan)	3,821,715
29,000	Jones Lang LaSalle, Inc. (United States)	4,471,220
200,000	LendLease Group - REIT - Stapled Security (Australia)	1,759,844
13,000	Unibail-Rodamco-Westfield - REIT (Netherlands)	2,131,133
		14,487,214
Retailing: 3.9%
125,000	Industria de Diseno Textil SA (Spain)	3,675,196
50,000	Target Corp. (United States)	4,013,000
160,000	The TJX Companies, Inc. (United States)	8,513,600
44,000	Tractor Supply Co. (United States)	4,301,440
		20,503,236
Semiconductors & Semiconductor Equipment: 3.3%
75,000	Applied Materials, Inc. (United States)	2,974,500
25,000	NVIDIA Corp. (United States)	4,489,000
148,000	Taiwan Semiconductor Manufacturing Co. Ltd. SA - ADR (Taiwan)	6,062,080
38,000	Texas Instruments, Inc. (United States)	4,030,660
		17,556,240
Software & Services: 10.1%
28,000	Accenture PLC - Class A (Ireland)	4,928,560
24,000	Adobe Systems, Inc. (United States) (a)	6,395,760
44,300	Amadeus IT Holding SA (Spain)	3,550,614
21,000	ANSYS, Inc. (United States) (a)	3,836,910
27,500	Intuit, Inc. (United States) (b)	7,188,775
84,000	Microsoft Corp. (United States)	9,906,960
60,000	PayPal Holdings, Inc. (United States) (a)	6,230,400
35,800	SAP SE (Germany)	4,138,662
43,800	Visa, Inc. - Class A (United States)	6,841,122
		53,017,763
Technology Hardware & Equipment: 5.2%
44,000	Apple, Inc. (United States)	8,357,800
150,000	Cisco Systems, Inc. (United States)	8,098,500
30,000	IPG Photonics Corp. (United States) (a)	4,553,400
156,500	Samsung Electronic Co. Ltd. (South Korea)	6,172,819
		27,182,519

Telecommunication Services: 2.8%
90,000	BCE, Inc. (Canada)	3,996,408
460,000	China Mobile Ltd. (Hong Kong)	4,693,993
100,000	Verizon Communications, Inc. (United States)	5,913,000
		14,603,401
Transportation: 3.2%
23,000	Canadian Pacific Railway Ltd. (Canada)	4,738,893
42,000	East Japan Railway Co. (Japan)	4,055,775
26,000	Kuehne + Nagel International AG (Switzerland)	3,567,353
40,000	United Parcel Service, Inc. - Class B (United States)	4,469,600
		16,831,621
Utilities: 2.0%
50,000	American Water Works Co., Inc. (United States)	5,213,000
6,000,000	Huaneng Renewables Corp. Ltd. (Hong Kong)	1,669,378
160,000	Red Electrica Corp SA (Spain)	3,410,685
		10,293,063
TOTAL COMMON STOCKS
(Cost $345,726,292)		502,980,200

PREFERRED STOCKS: 0.7%
Banks: 0.7%
412,500	Itau Unibanco Holding SA - ADR (Brazil)	3,634,125

TOTAL PREFERRED STOCKS
(Cost $1,929,175)		3,634,125

SHORT TERM INVESTMENT: 3.7%
Money Market Funds: 3.7%
19,557,472	Invesco - Government & Agency Portfolio - Institutional Class, 2.341% (United States) (c)	19,557,472
TOTAL SHORT TERM INVESTMENT
(Cost $19,557,472)		19,557,472
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING: 0.2%
Money Market Funds: 0.2%
930,900	First American Government Obligations Fund, Class Z, 2.321% (United States) (c)	930,900
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING
(Cost $930,900)		930,900
TOTAL INVESTMENTS IN SECURITIES: 99.9%
(Cost $368,143,839)		527,102,697
Other Assets in Excess of Liabilities: 0.1%		463,239
TOTAL NET ASSETS: 100.0%		$527,565,936

(a)	Non-income producing security.
(b)	This security or a portion of this security was out on loan at March 31, 2019. As of March 31, 2019 the value of loaned securities was $912,806 or 0.2% of net assets.
(c)	Annualized seven-day yield as of March 31, 2019.

ADR -	American Depositary Receipt
REIT -	Real Estate Investment Trust

The Global Industry Classifications Standard (GICS®) sector and industry classifications were developed by MSCI, Inc., an independent provider of global indices and benchmark related products and services, and Standard & Poor’s (S&P), an independent international financial data and investment services company. The GICS® methodology has been widely accepted as an industry analysis framework for investment research, portfolio management, and asset allocation.

Country	Portfolio Value	Percent of Net Assets
Australia	$ 7,500,454	1.4%
Brazil	6,019,352	1.1%
Canada	13,890,687	2.6%
China	6,829,611	1.3%
Denmark	10,389,559	2.0%
France	22,520,360	4.3%
Germany	14,640,058	2.8%
Hong Kong	18,374,074	3.5%
India	5,100,040	1.0%
Indonesia	3,629,505	0.7%
Ireland	17,514,935	3.3%
Japan	35,236,115	6.7%
Kenya	2,886,782	0.6%
Netherlands	15,190,788	2.9%
New Zealand	3,211,545	0.6%
Norway	2,762,970	0.5%
Portugal	3,986,667	0.8%
South Africa	1,642,006	0.3%
South Korea	6,172,819	1.2%
Spain	13,350,580	2.5%
Sweden	11,592,818	2.2%
Switzerland	13,992,773	2.6%
Taiwan	6,062,080	1.1%
United Kingdom	19,162,337	3.6%
United States	265,443,782	50.3%
Other Assets in Excess of Liabilities	463,239	0.1%
	$527,565,936	100.0%

Summary of Fair Value Disclosure at March 31, 2019 (Unaudited)

The Trillium P21 Global Equity Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2019:

Common Stocks	Level 1	Level 2	Level 3	Total
Automobiles & Components	$2,384,700	$6,232,486	$–	$8,617,186
Banks	23,661,806	20,267,902	–	43,929,708
Capital Goods	14,902,570	29,857,853	–	44,760,423
Commercial & Professional Services	7,832,370	8,363,521	–	16,195,891
Consumer Durables & Apparel	8,655,326	7,750,878	–	16,406,204
Consumer Services	6,551,140	4,185,349	–	10,736,489
Diversified Financials	20,525,662	1,642,006	–	22,167,668
Food & Staples Retailing	–	9,551,060	–	9,551,060
Food, Beverage & Tobacco	9,362,060	3,157,054	–	12,519,114
Health Care Equipment & Services	16,141,110	16,203,448	–	32,344,558
Household & Personal Products	–	15,811,687	–	15,811,687
Insurance	4,800,600	10,953,683	–	15,754,283
Materials	16,225,327	14,617,194	–	30,842,521
Media & Entertainment	10,768,543	3,209,908	–	13,978,451
Pharmaceuticals, Biotechnology & Life Sciences	18,552,978	16,336,922	–	34,889,900
Real Estate	6,602,353	7,884,861	–	14,487,214
Retailing	16,828,040	3,675,196	–	20,503,236
Semiconductors & Semiconductor Equipment	17,556,240	–	–	17,556,240
Software & Services	45,328,487	7,689,276	–	53,017,763
Technology Hardware & Equipment	21,009,700	6,172,819	–	27,182,519
Telecommunication Services	9,909,408	4,693,993	–	14,603,401
Transportation	9,208,493	7,623,128	–	16,831,621
Utilities	5,213,000	5,080,063	–	10,293,063
Total Common Stocks	292,019,913	210,960,287	-	502,980,200
Preferred Stocks
Banks	3,634,125	-	-	3,634,125
Total Preferred Stocks	3,634,125	-	-	3,634,125
Short-Term Investments	19,557,472	-	-	19,557,472
Investments Purchased with Cash
Proceeds from Securities Lending	930,900	-	-	930,900
Total Investments in Securities	$316,142,410	$210,960,287	$–	$527,102,697

The following is a reconciliation of the Fund's Level 3 assets for which significant unobservable inputs were used to determine fair value (Unaudited):

Common Stocks
Balance as of June 30, 2018	$3,205,797
Acquisitions	-
Dispositions	-
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation/depreciation	1,303,907
Transfer in and/or out of Level 3	(4,509,704)
Balance as of March 31, 2019	$-
Change in unrealized appreciation/depreciation for Level 3 investments held at March 31, 2019	$-

The security transferred out of Level 3 due to the security's increased liquidity.

The Trust's Board of Trustees has established a Valuation Committee to oversee valuation techniques in accordance with the adopted valuation procedures. The Board of Trustees ratifies valuation techniques quarterly.

The following is a summary of the arrangements subject to offsetting as of March 31, 2019 (Unaudited):
				Gross Amounts Not Offset in the Statements of Assets & Liabilities
	Gross Amounts	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged (Received)	Net Amount
Liabilities:
Collateral received for securities loaned	$930,900	$-	$930,900	$930,900	$-	$-

Trillium Mutual Funds
Trillium Small/Mid Cap Fund
SCHEDULE OF INVESTMENTS at March 31, 2019 (Unaudited)

Shares		Value
COMMON STOCKS: 98.2%
Automobiles & Components: 1.3%
6,257	BorgWarner, Inc.	$240,331

Banks: 7.5%
2,594	Eagle Bancorp, Inc. (a)	130,219
6,361	East West Bancorp, Inc.	305,137
1,889	First Republic Bank	189,769
703	SVB Financial Group (a)	156,319
19,507	Umpqua Holdings Corp.	321,865
6,319	Webster Financial Corp.	320,184
		1,423,493
Capital Goods: 11.7%
1,636	Acuity Brands, Inc.	196,336
4,147	AO Smith Corp.	221,118
6,429	Hexcel Corp.	444,630
2,235	Lincoln Electric Holdings, Inc.	187,449
2,944	Middleby Corp. (a)	382,808
6,390	Quanta Services, Inc.	241,159
4,323	Wabtec Corp.	318,692
2,708	Xylem, Inc.	214,040
		2,206,232
Commercial & Professional Services: 3.7%
10,411	Interface, Inc.	159,497
2,039	ManpowerGroup, Inc.	168,605
6,238	Tetra Tech, Inc.	371,721
		699,823
Consumer Durables & Apparel: 6.0%
1,985	Carter's, Inc.	200,068
1,877	Deckers Outdoor Corp. (a)	275,901
12,791	Hanesbrands, Inc.	228,703
1,537	lululemon Athletica, Inc. (a)	251,868
11,552	Newell Brands, Inc.	177,208
		1,133,748
Consumer Services: 0.4%
3,838	Weight Watchers International, Inc. (a)	77,336

Diversified Financials: 3.7%
1,711	MSCI, Inc.	340,215
5,177	Stifel Financial Corp.	273,139
13,105	WisdomTree Investments, Inc.	92,521
		705,875
Energy: 2.7%
3,292	Core Laboratories NV	226,918
20,942	Superior Energy Services, Inc. (a)	97,799
7,256	Tallgrass Energy LP	182,416
		507,133

Food & Staples Retailing: 0.6%
8,055	United Natural Foods, Inc. (a)	106,487

Food, Beverage & Tobacco: 1.8%
4,569	Lamb Weston Holdings, Inc.	342,401

Health Care Equipment & Services: 7.7%
7,819	Hologic, Inc. (a)	378,440
3,791	LHC Group, Inc. (a)	420,270
1,201	Nevro Corp. (a)	75,075
3,904	Omnicell, Inc. (a)	315,599
2,320	West Pharmaceutical Services, Inc.	255,664
		1,445,048
Household & Personal Products: 1.3%
3,366	Church & Dwight Co., Inc.	239,760

Insurance: 4.9%
3,471	Hanover Insurance Group, Inc.	396,284
4,276	Horace Mann Educators Corp.	150,558
2,669	Reinsurance Group America, Inc.	378,945
		925,787
Materials: 4.6%
1,740	International Flavors & Fragrances, Inc.	224,095
4,660	Minerals Technologies, Inc.	273,961
9,425	Owens-Illinois, Inc.	178,887
3,201	Sonoco Products Co.	196,957
		873,900
Media & Entertainment: 1.1%
8,735	IMAX Corp. (a)	198,110

Pharmaceuticals, Biotechnology & Life Sciences: 4.1%
10,384	Cambrex Corp. (a)	403,418
1,014	Ligand Pharmaceuticals, Inc. (a)	127,470
4,602	Syneos Health, Inc. (a)	238,200
		769,088
Real Estate: 7.4%
10,275	Acadia Realty Trust - REIT	280,199
9,539	Brandywine Realty Trust - REIT	151,289
2,772	Camden Property Trust - REIT	281,358
1,559	EastGroup Properties, Inc. - REIT	174,047
1,650	Jones Lang LaSalle, Inc.	254,397
5,483	LTC Properties, Inc. - REIT	251,121
		1,392,411
Retailing: 4.1%
9,408	LKQ Corp. (a)	266,999
15,992	Tailored Brands, Inc.	125,377
3,842	Tractor Supply Co.	375,594
		767,970
Semiconductors & Semiconductor Equipment: 4.3%
24,271	Cypress Semiconductor Corp.	362,124
5,129	First Solar, Inc. (a)	271,016
3,511	Maxim Integrated Products, Inc.	186,680
		819,820

Software & Services: 8.3%
1,221	ANSYS, Inc. (a)	223,089
3,744	Blackbaud, Inc.	298,509
3,398	LogMeIn, Inc.	272,180
1,417	Palo Alto Networks, Inc. (a)	344,161
5,007	Zendesk, Inc. (a)	425,594
		1,563,533
Technology Hardware & Equipment: 4.0%
1,826	IPG Photonics Corp. (a)	277,150
1,137	Rogers Corp. (a)	180,647
7,236	Trimble, Inc. (a)	292,334
		750,131
Transportation: 1.9%
3,517	JB Hunt Transport Services, Inc.	356,237

Utilities: 5.1%
4,518	Aqua America, Inc.	164,636
2,196	Atmos Energy Corp.	226,035
5,291	Avista Corp.	214,920
1,975	ONE Gas, Inc.	175,834
3,439	Ormat Technologies, Inc.	189,661
		971,086
TOTAL COMMON STOCKS
(Cost $18,015,752)		18,515,740

SHORT-TERM INVESTMENTS: 1.4%
Money Market Funds: 1.4%
260,807	Invesco-Government & Agency Portfolio - Institutional Class, 2.341% (b)	260,807
TOTAL SHORT-TERM INVESTMENTS
(Cost $260,807)		260,807
TOTAL INVESTMENTS IN SECURITIES: 99.6%
(Cost $18,276,559)		18,776,547
Other Assets in Excess of Liabilities: 0.4%		79,282
TOTAL NET ASSETS: 100.0%		$18,855,829

(a)	Non-income producing security.
(b)	Annualized seven-day yield as of March 31, 2019
REIT -	Real Estate Investment Trust

The Global Industry Classifications Standard (GICS®) sector and industry classifications were developed by MSCI, Inc., an independent provider of global indices and benchmark related products and services, and Standard & Poor’s (S&P), an independent international financial data and investment services company. The GICS® methodology has been widely accepted as an industry analysis framework for investment research, portfolio management, and asset allocation.

Summary of Fair Value Disclosure at March 31, 2019 (Unaudited)

The Trillium Small/Mid Cap Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2019:

	Level 1	Level 2	Level 3	Total
Common Stocks [1]	$18,515,740	$–	$–	$18,515,740
Short-Term Investments	260,807	-	-	260,807
Total Investments in Securities	$18,776,547	$–	$–	$18,776,547

[1] See Schedule of Investments for industry breakout.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)       Professionally Managed Portfolios

By (Signature and Title)*  /s/ Elaine E. Richards
Elaine E. Richards, President/Principal Executive Officer

Date  May 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Elaine E. Richards
Elaine E. Richards, President/Principal Executive Officer

Date  May 22, 2019

By (Signature and Title)*  /s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date  May 23, 2019

* Print the name and title of each signing officer under his or her signature.